400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

July 21, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 7, 2014 to the prospectuses for iShares® iBonds® Mar 2016 Corporate ETF, iShares® iBonds® Dec 2016 Corporate ETF, iShares® iBonds® Mar 2018 Corporate ETF, iShares® iBonds® Dec 2018 Corporate ETF, iShares® iBonds® Mar 2020 Corporate ETF, iShares® iBonds® Mar 2023 Corporate ETF, iShares® iBonds® Mar 2016 Corporate ex-Financials ETF, iShares® iBonds® Mar 2018 Corporate ex-Financials ETF, iShares® iBonds® Mar 2020 Corporate ex-Financials ETF and iShares® iBonds® Mar 2023 Corporate ex-Financials ETF. The purpose of this filing is to submit the 497 dated July 7, 2014 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc:	Benjamin Haskin, Esq.